CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/OWNER'S EQUITY - USD ($) $ in Thousands	Total	Owner's Equity [Member]	Common units public [Member]	Common units Hoegh LNG [Member]	Subordinated units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2013	$ (48,096)	$ (48,096)	$ 0	$ 0	$ 0	$ 0
Net income	(11,941)	(11,941)	0	0	0	0
Conversion of promissory note to equity	101,500	101,500	0	0	0	0
Carve-out distributions to owner, net	(11,039)	(11,039)	0	0	0	0
Other comprehensive income (loss)	(5,900)	0	0	0	0	(5,900)
Balance at Aug. 12, 2014	24,524	30,424	0	0	0	(5,900)
Balance at Dec. 31, 2013	(48,096)	(48,096)	0	0	0	0
Net income	1,314
Cash distributions to unitholders	(4,826)
Other comprehensive income (loss)	(8,175)
Balance at Dec. 31, 2014	236,378	0	207,004	5,202	32,347	(8,175)
Balance at Aug. 12, 2014	24,524	30,424	0	0	0	(5,900)
Elimination of equity (note 2)	45,799	45,799	0	0	0	0
Allocation of partnership capital to unitholders August 12, 2014	0	(76,223)	0	10,561	65,662	0
Net proceeds from IPO net of underwriters' discounts, fees and expenses of offering (note 3)	203,467	0	203,467	0	0	0
Cash distribution of initial public offering proceeds to Höegh LNG (note 3)	(43,467)	0	0	(6,023)	(37,444)	0
Post-initial public offering net income	13,255	0	5,562	1,066	6,627	0
Cash distributions to unitholders	(4,826)	0	(2,025)	(388)	(2,413)
Distributions to owner, net	(99)	0	0	(14)	(85)	0
Other comprehensive income (loss)	(2,275)	0	0	0	0	(2,275)
Balance at Dec. 31, 2014	236,378	0	207,004	5,202	32,347	(8,175)
Net income	41,279	0	17,273	3,326	20,680	0
Cash distributions to unitholders	(35,524)	0	(14,905)	(2,857)	(17,762)	0
Cash contribution from Hoegh LNG	6,596	0	0	914	5,682	0
Other comprehensive income (loss)	934	0	0	0	0	934
Other and contributions from owner	135	0	0	19	116	0
Balance at Dec. 31, 2015	249,798	0	209,372	6,604	41,063	(7,241)
Net income	41,377	0	18,133	3,221	20,023	0
Cash distributions to unitholders	(43,877)	0	(18,225)	(3,554)	(22,098)	0
Cash contribution from Hoegh LNG	3,843	0	0	532	3,311	0
Other comprehensive income (loss)	1,505	0	0	0	0	1,505
Net proceeds from issuance of common units (note 22)	111,529	0	111,529	0	0	0
Issuance of units for Board of Directors' fees	189	0	189	0	0	0
Other and contributions from owner	426	0	93	46	287	0
Balance at Dec. 31, 2016	$ 364,790	$ 0	$ 321,091	$ 6,849	$ 42,586	$ (5,736)